SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENT
SUBSEQUENT EVENT

On February 6, 2013, we commenced an offer to exchange up to $69.3 million aggregate principal amount of newly issued 9.5% Senior Secured Notes due 2015, referred to as the New Notes, for all $55.0 million aggregate principal amount of the Company's existing, outstanding Convertible Notes due 2015. The exchange offer and related consent solicitation, referred to as the Exchange Offer, was made upon the terms and subject to the conditions set forth in the company's Preliminary Prospectus, dated February 6, 2013, and the related Letter of Transmittal & Consent. The Exchange Offer will expire at 12:00 midnight, New York City time, on Thursday, March 21, 2013, unless it is extended or earlier terminated by the Company, which we refer to as the Expiration Date. Upon the terms and subject to the conditions of the Exchange Offer, holders of the Convertible Notes who validly tender and do not properly withdraw their Convertible Notes prior to 12:00 midnight, New York City time, on the Expiration Date, will receive, for each $1,000 principal amount of Convertible Notes accepted for exchange, $1,260 principal amount of New Notes.